Information about QVC's Operating Segments (Reconciliation of Adjusted OIBDA to Income before Income Taxes) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Adjusted OIBDA	$ 404,000,000	$ 390,000,000	$ 1,828,000,000	$ 1,733,000,000	$ 1,673,000,000
Stock-based compensation	(10,000,000)	(5,000,000)	(34,000,000)	(22,000,000)	(18,000,000)
Depreciation and amortization	(134,000,000)	(127,000,000)	(526,000,000)	(574,000,000)	(523,000,000)
Equity in earnings of investee	1,000,000	0	(4,000,000)	(2,000,000)	105,000,000
Gain on financial instruments	12,000,000	11,000,000	48,000,000	50,000,000	40,000,000
Interest expense	(63,000,000)	(55,000,000)	(235,000,000)	(231,000,000)	(415,000,000)
Interest income	0	1,000,000	2,000,000	2,000,000	2,000,000
Foreign currency (loss) gain	(1,000,000)	6,000,000	2,000,000	(2,000,000)	(8,000,000)
Loss on extinguishment of debt	(41,000,000)	0			22,000,000
Income before income taxes	$ 168,000,000	$ 221,000,000	$ 1,081,000,000	$ 954,000,000	$ 833,000,000